Investment Objectives and Goals - TCW Securitized Income ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — TCW SECURITIZED INCOME ETF (THE “FUND”)
Objective, Primary [Text Block]	Investment Objective: The Fund’s investment objective is to seek to maximize current income and achieve above average long-term total return.